Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Equity	Non-controlling interests	Total
Balance at Oct. 13, 2021
Net income (loss) for the period	(27)		(27)
Contributions		20,461	20,461
Balance at Dec. 31, 2021	(27)	20,461	20,434
Net income (loss) for the period	(1,456)	3,598	2,142
Acquisition of a consolidated company	(121)	5,927	5,806
Contributions		12,256	12,256
Distributions	(224)	(7,822)	(8,046)
Balance at Dec. 31, 2022	(1,828)	34,420	32,592
Net income (loss) for the period	972	780	1,752
Distributions		(2,432)	(2,432)
Balance at Mar. 31, 2023	$ (856)	$ 32,768	$ 31,912